CrossingBridge Responsible Credit Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 56.9%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 3.1%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)		$1,509,000	$1,510,109

Arts, Entertainment, and Recreation - 4.1%
Life Time, Inc.
5.75%, 01/15/2026 (a)		797,000	796,673
8.00%, 04/15/2026 (a)		1,191,000	1,193,039
			1,989,712

Communications - 0.3%
Inteno Group AB, 10.38% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	200,000	153,651

Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028 (a)(b)		175,474	179,350

Finance and Insurance - 16.3%
Esmaeilzadeh Holding AB, 10.41% (3 Month Stockholm Interbank Offered Rates + 7.50%), 01/26/2025	SEK	5,000,000	444,014
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025		1,225,000	1,220,981
General Motors Financial Co., Inc., 2.90%, 02/26/2025		1,140,000	1,135,987
Icahn Enterprises LP
6.25%, 05/15/2026		300,000	297,485
9.75%, 01/15/2029		464,000	467,302
10.00%, 11/15/2029 (a)		309,000	310,116
Nordwest Industrie Group GmbH, 9.83% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)	EUR	880,000	913,828
Novedo Holding AB, 9.54% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	11,250,000	1,035,002
Qflow Group AB, 8.04% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028	SEK	2,500,000	230,098
Saks Global Enterprises LLC, 11.00%, 12/15/2029		239,000	230,466
Stockwik Forvaltning AB, 10.55% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	8,750,000	805,455
StoneX Group, Inc., 7.88%, 03/01/2031 (a)		827,000	865,756
			7,956,490

Health Care and Social Assistance - 2.2%
HCA, Inc., 5.38%, 02/01/2025		851,000	851,205
Orexo AB, 9.05% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	2,500,000	222,713
			1,073,918

Industrials - 2.3%
Mangrove Luxco III Sarl
8.18% (3 mo. EURIBOR + 5.00%), 07/15/2029 (a)	EUR	607,000	636,385
8.18% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	300,000	314,523
SLR Group GmbH, 10.27% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	163,000	162,512
			1,113,420

Information - 6.2%
Cabonline Group Holding AB
14.00%, 03/19/2026	SEK	6,292,000	562,092
14.00%, 03/19/2026	SEK	3,364,000	296,162
Calligo UK Ltd., 9.72% (includes 10.90% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	107,174	30,529
Go North Group AB
10.89% (3 Month SOFR + 5.76%, includes 10.89% PIK), 02/09/2026		329,496	197,697
15.00% (includes 15.00% PIK), 02/09/2027		197,390	29,609
15.00% (includes 15.00% PIK), 02/02/2028 (c)(i)	SEK	237,135	0
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		1,400,000	1,400,571
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		546,000	502,576
			3,019,236

Manufacturing - 19.2%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		2,450,000	2,489,320
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		1,048,000	1,067,126
Intel Corp., 3.40%, 03/25/2025		1,145,000	1,141,167
Phinia, Inc., 6.75%, 04/15/2029 (a)		682,000	696,496
Rayonier AM Products, Inc., 7.63%, 01/15/2026 (a)		845,000	845,783
Secop Group Holding GmbH, 11.13% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	160,426
Sonoco Products Co., 1.80%, 02/01/2025		714,000	711,888
Tapestry, Inc., 4.25%, 04/01/2025		1,220,000	1,217,500
VF Corp., 2.40%, 04/23/2025		1,035,000	1,024,622
			9,354,328

Mining, Quarrying, and Oil and Gas Extraction - 0.3%
Tacora Resources, Inc., 13.00% (includes 13.00% PIK), 12/31/2025 (a)(c)		757,525	151,505

Professional, Scientific, and Technical Services - 1.1%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		541,000	539,723

Transportation and Warehousing - 1.4%
XPO, Inc., 6.25%, 06/01/2028 (a)		650,000	655,195
TOTAL CORPORATE BONDS (Cost $28,816,183)			27,696,637

BANK LOANS - 17.6%		Par	Value
Communications - 4.4%
Cengage Learning, Inc. First Lien, 7.86% (1 mo. Term SOFR + 3.50%), 07/14/2026		503,470	506,707
Clear Channel International Tranche First Lien, 7.50%, 08/15/2027		834,000	823,575
Magnite, Inc., 8.11% (1 mo. Term SOFR + 3.75%), 02/06/2031		809,285	820,413
			2,150,695

Consumer Discretionary - 0.6%
Outerstuff LLC, 11.59% (3 mo. Term SOFR + 7.00%), 12/31/2027		300,000	292,595

Industrials - 1.6%
Trulite Glass & Aluminum Solutions LLC, 10.59% (1 mo. Term SOFR + 6.00%), 02/15/2030		790,000	789,012

Information - 0.1%
Audacy Capital LLC, 10.47% (1 mo. Term SOFR + 6.00%), 09/30/2029		43,033	39,419

Manufacturing - 4.1%
Chobani LLC, 7.72% (1 mo. Term SOFR + 3.25%), 10/23/2027		491,049	495,530
Chobani LLC First Lien, 8.32% (1 mo. Term SOFR + 3.75%), 10/25/2027		680,855	687,238
Elevate Textiles, Inc., 13.24% (3 mo. Term SOFR + 8.65%), 09/30/2027		767,288	779,756
First Brands Group LLC First Lien, 9.85% (3 mo. Term SOFR + 5.00%), 03/30/2027		56,625	53,192
			2,015,716

Materials - 1.7%
M2S Group Intermediate Holdings, Inc. First Lien, 9.09% (1 mo. Term SOFR + 4.75%), 08/22/2031		832,782	805,720

Real Estate and Rental and Leasing - 1.5%
Micromont, 8.00%, 11/15/2026 (c)		731,895	731,894

Retail Trade - 1.9%
Mountaineer Merger Corp., 11.85% (3 mo. Term SOFR + 7.00%), 10/22/2028		454,545	370,341
The Container Store, Inc.
10.84% (1 mo. Term SOFR + 6.50%), 03/31/2025		737,858	490,675
0.00% (3 mo. Term SOFR + 4.75%), 01/31/2026		95,506	76,946
			937,962

Utilities - 1.7%
Solaris Energy Infrastructure, 10.36% (1 mo. Term SOFR + 6.00%), 09/11/2029		808,000	808,000
TOTAL BANK LOANS (Cost $8,749,594)			8,571,013

CONVERTIBLE BONDS - 4.6%		Par	Value
Finance and Insurance - 2.1%
Euronet Worldwide, Inc., 0.75%, 03/15/2049		1,042,000	1,035,227

Information - 1.8%
Go North Group AB, 0.00%, 12/31/2050 (c)(d)	SEK	1,722,507	0
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051 (a)		880,000	869,572
			869,572

Professional, Scientific, and Technical Services - 0.3%
UpHealth, Inc., 13.49% (SOFR + 9.00%), 12/15/2025 (a)		185,000	172,975

Transportation and Warehousing - 0.4%
Delivery Hero SE, 1.50%, 01/15/2028	EUR	200,000	181,293
TOTAL CONVERTIBLE BONDS (Cost $2,222,744)			2,259,067

ASSET-BACKED SECURITIES - 1.8%		Par	Value
Transportation and Warehousing - 1.8%
Hawaiian Airlines Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		875,247	860,830
TOTAL ASSET-BACKED SECURITIES (Cost $837,237)			860,830

PREFERRED STOCKS - 1.0%		Shares	Value
Wholesale Trade - 1.0%
NGL Energy Partners LP, Series B, 11.79% (3 mo. Term SOFR + 7.47%), Perpetual		19,446	466,704
TOTAL PREFERRED STOCKS (Cost $311,452)			466,704

COMMON STOCKS - 0.4%		Shares	Value
Manufacturing - 0.4%
RA PARENT INC (c)(e)		3	198,000
TOTAL COMMON STOCKS (Cost $177,000)			198,000

U.S. TREASURY SECURITIES - 0.4%		Par	Value
United States Treasury Note, 3.50%, 09/30/2026		200,000	197,500
TOTAL U.S. TREASURY SECURITIES (Cost $198,091)			197,500

REAL ESTATE INVESTMENT TRUSTS - 0.4%		Shares	Value
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc.		7,859	181,622
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $157,999)			181,622

WARRANTS - 0.0%(f)		Contracts	Value
Information - 0.0%(f)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (e)		1,434	25,812
TOTAL WARRANTS (Cost $40,641)			25,812

SHORT-TERM INVESTMENTS - 17.1%			Value
Commercial Paper - 4.7%		Par
Consumer Discretionary — 1.5%
Leggett & Platt, Inc., 5.06%, 01/13/2025 (h)		725,000	723,822

Health Care and Social Assistance — 1.6%
Dentsply Sirona, Inc., 5.07%, 01/10/2025 (a)(h)		805,000	803,899

Information — 1.6%
Crown Castle International Corp., 4.89%, 01/21/2025 (h)		763,000	760,850
			2,288,571

Money Market Funds - 10.2%		Shares
First American Government Obligations Fund - Class X, 4.41% (g)		2,476,191	2,476,191
First American Treasury Obligations Fund - Class X, 4.40% (g)		2,476,190	2,476,190
			4,952,381

U.S. Treasury Bills - 2.2%		Par
4.55%, 01/02/2025 (h)		1,100,000	1,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,340,957)			8,340,952

TOTAL INVESTMENTS - 100.2% (Cost $49,851,898)			48,798,137
Liabilities in Excess of Other Assets - (0.2)%			(113,300)
TOTAL NET ASSETS - 100.0%			$48,684,837
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

EUR - Euro
SEK - Swedish Krona
USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $12,710,104 or 26.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,081,400 or 2.2% of net assets as of December 31, 2024.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Non-income producing security.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(h)	The rate shown is the annualized effective yield as of December 31, 2024.
(i)	Security in default.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2025	USD	2,624,441	EUR	2,495,000	$38,408
U.S. Bancorp Investments, Inc.	01/15/2025	USD	3,697,477	SEK	40,470,000	36,684
Net Unrealized Appreciation (Depreciation)						$75,092

EUR - Euro
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge
Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.
The investment objective of the CrossingBridge Nordic High Income Bond Fund is seek high current income and capital appreciation with the preservation of capital.
The investment objective of the RiverPark Strategic Income Fund is seek high current income and capital appreciation with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered and currently offers both an
Institutional Class and Retail Class of shares. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income was formerly a series of the RiverPark Funds Trust and commenced opertaions on September 13, 2013 (the Predessor Fund"). After
the close of business on May 12, 2023, he assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predessort Fund (the "Reorganization"). The RiverPark Strategic Income Fund offers both Institutional Class and Retail Class shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC
(the "Adviser"), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2024:

CrossingBridge Responsible Credit Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$27,545,132	$151,505	$27,696,637
Bank Loans	-	7,839,119	731,894	8,571,013
Convertible Bonds	-	2,259,067	0	2,259,067
Asset-Backed Securities	-	860,830	-	860,830
Preferred Stocks	466,704	-	-	466,704
Common Stocks	-	-	198,000	198,000
U.S. Treasury Securities		197,500	-	197,500
Real Estate Investment Trusts	181,622	-	-	181,622
Warrants		25,812	-	25,812
Commercial Paper		2,288,571	-	2,288,571
Money Market Funds	4,952,381	-	-	4,952,381
U.S. Treasury Bills	-	1,100,000	-	1,100,000
Total Assets	$5,600,707	$42,116,031	$1,081,399	$48,798,137

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$75,092	$-	$75,092
Total Other Financial Instruments	$-	$75,092	$-	$75,092

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund
	Bank Loans	Common Stocks	Corporate Bonds	Convertible Bonds
Beginning Balance - October 1, 2024	$845,816	$198,000	$151,505	$-
Purchases	-	-	-	0
Sales	(113,922)	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Accretion of discout/(amortization of premium)	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-
Transfer in/(out) of Level 3	-	-	-	-
Ending Balance - December 31, 2024	$731,894	$198,000	$151,505	$0

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

CrossingBridge Responsible Credit Fund
Description	Fair Value December 31, 2024	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$1,861,466	Market Approach	Transaction price	N/A	N/A	Increase
Common Stocks	$198,000	Market Approach	Broker quaote	$66,000	$66,000	Increase
Corporate Bonds	$151,505	Market Approach	Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase
Convertible Bonds	$0	Market Approach	Transaction price	N/A	N/A	Increase